Key Developments - Acquisition of Gold Stream on Ravenswood Gold Mine (Details) - Ravenswood gold mine $ in Millions	Jun. 25, 2026 USD ($) oz
Disclosure Of Key Developments [Line Items]
Percentage of gold and silver stream	5.50%
Cash consideration to acquire gold and silver stream | $	$ 440
Until 194,200 ounces of Gold
Disclosure Of Key Developments [Line Items]
Percentage of gold and silver stream	5.50%
Number ounces	194,200
Percentage of spot gold price for each ounce of gold delivered	10.00%
Until 253,000 ounces of Gold
Disclosure Of Key Developments [Line Items]
Percentage of gold and silver stream	3.75%
Number ounces	253,000
After 447,200 Ounces of Gold
Disclosure Of Key Developments [Line Items]
Percentage of gold and silver stream	2.50%
After 194,200 ounces of gold
Disclosure Of Key Developments [Line Items]
Percentage of spot gold price for each ounce of gold delivered	20.00%